DEBT (Details)	12 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended							12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($) Vessel	Dec. 31, 2011 USD ($) Vessel	Dec. 31, 2012 Mazo Facility [Member] USD ($)	Dec. 31, 2011 Mazo Facility [Member] USD ($)	Nov. 30, 1997 Mazo Facility [Member] USD ($)	Dec. 31, 2011 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)	Dec. 31, 2012 Golar LNG vendor financing loan Golar Freeze [Member] USD ($)	Nov. 30, 2008 Golar LNG Partners Credit Facility [Member] USD ($)	Mar. 31, 2009 Golar LNG Partners Credit Facility [Member] USD ($)	Dec. 31, 2012 Golar LNG Partners Credit Facility [Member] USD ($)	Dec. 31, 2011 Golar LNG Partners Credit Facility [Member] USD ($)	Sep. 30, 2008 Golar LNG Partners Credit Facility [Member] USD ($) Vessel	Dec. 31, 2011 Golar LNG Partners Credit Facility [Member] 6/30/2009 - 12/31/2012 [Member] USD ($)	Dec. 31, 2012 Golar LNG Partners Credit Facility [Member] 03/31/2013 - 12/31/2017 [Member] USD ($)	Dec. 31, 2012 Golar LNG Vendor Financing Loan [Member]	Dec. 31, 2012 Golar Freeze [Member] USD ($) Tranche	Dec. 31, 2011 Golar Freeze [Member] USD ($)	Oct. 18, 2011 Golar Freeze [Member] USD ($)	Jun. 30, 2010 Golar Freeze [Member] USD ($)	Dec. 31, 2012 Golar Freeze [Member] Commercial Loan Tranche [Member] USD ($)	Dec. 31, 2012 Golar Freeze [Member] Exportfinans Loan Tranche [Member] USD ($)	Dec. 31, 2012 High-yield bonds [Member] USD ($)	Dec. 31, 2012 High-yield bonds [Member] NOK	Oct. 31, 2012 High-yield bonds [Member] USD ($)	Dec. 31, 2011 High-yield bonds [Member] USD ($)	Dec. 31, 2012 NR Satu facility [Member] USD ($)	Dec. 31, 2011 NR Satu facility [Member] USD ($)	Dec. 31, 2012 Golar LNG Vendor Financing Loan NR Satu [Member] USD ($)	Dec. 31, 2012 Minimum [Member] NR Satu facility [Member]	Dec. 31, 2012 Maximum [Member] NR Satu facility [Member]
Debt Instrument [Line Items]
Total long-term debt due to third parties	$ 704,519,000	$ 400,574,000								$ 247,500,000		$ 202,300,000						$ 108,000,000	$ 125,000,000
Less: current portion of long term debt due to third parties and related parties	(64,822,000)	(49,906,000)
Total long-term debt due to third parties	639,697,000	350,668,000
Total long-term debt due to related parties	34,953,000	222,310,000
Long-term debt	674,650,000	572,978,000
Maturities of Long-term Debt [Abstract]
2013	64,822,000
2014	51,838,000
2015	79,782,000
2016	42,550,000
2017	276,355,000
2018 and thereafter	224,125,000
Total long-term debt (including related parties)	739,472,000	622,884,000	13,521,000	38,932,000		222,310,000	0			247,500,000	257,500,000					89,647,000	104,142,000					233,804,000			0	155,000,000	0
Weighted average interest rate (in hundredths)	3.93%	3.84%
Maturity Date			June 2013			Oct. 2014				March 2018					July 2015					May 2015	March 2018	Oct. 2017	Oct. 2017			Dec. 2019
Maximum borrowing capacity					214,500,000					247,500,000		285,000,000									50,000,000
Repayment of vendor financing loans							222,300,000																					155,000,000
Number of vessels	4	4										2
Draw on line of credit								250,000,000	35,000,000																	155,000,000		155,000,000
Remaining borrowing capacity																												20,000,000
Amount borrowing capacity decreases													2,500,000	5,500,000
Term of Credit Facility										10											8					7 year
Balloon payment							222,300,000			137,500,000										34,800,000						52,500,000
Number of Tranches																2
Debt instrument, face amount	233,800,000					222,300,000																	1,300,000,000	227,000,000				175,000,000
Interest rate (in hundredths)						6.75%																		6.485%				6.75%
Basis spread on LIBOR rate (in hundredths)																								5.20%		3.50%			0.87%	3.50%
Ownership percentage (in hundredths)	100.00%
Equity distribution	$ 165,800,000
Number of acquisitions	2